Stockholders' Equity	12 Months Ended
Aug. 31, 2015
Stockholders' Equity [Abstract]
Stockholders' Equity

(8) Stockholders' Equity

Common Stock

On March 7, 2014, the Company held its 2014 Annual Meeting of Stockholders (Annual Meeting). At the Annual Meeting, the stockholders approved an amendment to the Company's Amended and Restated Certificate of Incorporation which decreased the total number of shares of common stock of the Company from 490,000,000 to 240,000,000. Holders of the Company's common stock are entitled to dividends as and when declared by the Board of Directors, subject to rights and holders of all classes of stock outstanding having priority rights to dividends. There have been no dividends declared to date. Each share of common stock is entitled to one vote.

Preferred Stock

Pursuant to the Company's amended and restated certificate of incorporation, the Company is authorized to issue 10,000,000 shares of preferred stock. The Board of Directors has the authority, without action by the Company's stockholders, to designate and issue shares of preferred stock in one or more series and to fix the rights, preferences, privileges and restrictions thereof.

Common Stock Warrants Financing

Warrants issued in connection with Noble Agreement

In May 2006, the Company entered into a collaboration agreement with The Samuel Roberts Noble Foundation, Inc. (Noble) (Noble Agreement) to establish a research program (see Note (12)). In connection with this collaboration, the Company granted Noble a warrant to purchase 16,667 shares of the Company's common stock for an exercise price of $240.00 per share. The original terms were as follows: the warrant vests in equal installments of 4,167 shares on May 19, 2009, May 19, 2011, May 19, 2013, and May 19, 2015, respectively, and shall remain exercisable for a period of two years from the respective vesting dates. These warrants were accounted for at fair value and remeasured until vested. The fair value, including the resulting change in value as a result of remeasurement was recognized as research and development expense. The inception to date expense recognized with respect to this warrant totals $624.4 as of August 31, 2015. As of August 31, 2015, all of the 16,667 warrants had vested under this arrangement.

In June 2011, the Company and Noble agreed to modify the warrants issued to Noble as follows: the warrant vests in equal installments of 4,167 shares on May 19, 2013 and May 19, 2015, respectively and shall remain exercisable until the earliest of a period of five years from the respective vesting dates and May 18, 2017.

Warrants issued in connection with TAMU Agreement

In August 2007, the Company entered into a sponsored research and intellectual property rights agreement with The Texas A&M University System (TAMU) to establish a research program (see Note (12)). In connection with this collaboration, the Company granted TAMU a warrant to purchase 8,333 shares of the Company's common stock for an exercise price of $240.00 per share. The warrant vests based on certain research and commercialization milestones being met and shall remain exercisable until August 28, 2017. This warrant is accounted for at fair value and remeasured until the vesting targets are met. The fair value, including the resulting change in value as a result of remeasurement is being recognized as research and development expense. The inception to date expense recognized with respect to this warrant totals $0 as of August 31, 2015. The fair value of the warrants at August 31, 2015 was $0, using a risk-free rate of 0.74%, expected volatility of 72.1%, expected term of 1.99 years and 0% dividend yield. No warrants had vested under this arrangement as of August 31, 2015.

In December 2011, pursuant to an Amended and Restated Intellectual Property Rights Agreement (IP Rights Agreement) (see Note (12)), the Company issued warrants to TAMU to purchase 8,333 shares of common stock at an exercise price of $114.40 per share. The warrants expire on September 24, 2026 and, subject to certain conditions, vest in equal installments on the fifth, tenth and fifteenth anniversary of the IP Rights Agreement. The inception to date expense recognized with respect to this warrant totals $1.8 as of August 31, 2015. The fair value of the warrants at August 31, 2015 was $3.8, using a risk-free rate of 2.21%, expected volatility of 88.9%, expected term of 11.06 years and 0% dividend yield. No warrants had vested under this arrangement as of August 31, 2015.

Warrants issued in connection with March 10, 2014 registered public offering

On March 10, 2014 the Company issued warrants to purchase an aggregate of 60,000 shares of common stock to certain affiliated designees of the underwriter as part of the underwriter's compensation related to the registered public offering. The warrants are exercisable at any time or from time to time, in whole or in part, beginning on March 4, 2015 and expire on March 4, 2019. The exercise price is $12 per share of common stock. The fair value of these warrants upon issuance was $305 using a risk free rate of 1.64%, expected volatility 84.2%, expected term of 5 years and 0% dividend yield and was treated as an issuance cost of the common stock.

Warrants issued in connection with the July 30, 2015 registered public offering

On July 30, 2015 the Company issued warrants exercisable for one share of Common Stock for each share purchased in the July 30, 2015 offering for an aggregate of 1,200,000 shares of Common Stock at an exercise price of $1.62 per share. The Company estimated the fair value upon issuance of these warrants to be $760.0 based on a risk-free rate of 1.62%, volatility of 69.50%, expected term or 5.5 years and 0% dividend yield. The warrants are exercisable at any time or from time to time, in whole or in part, beginning on January 30, 2016 and expire on January 30, 2021. The fair value of these warrants at August 31, 2015 was $755.6 based on a risk-free rate of 1.54%, volatility of 69.80%, expected term of 5.41 years and 0% dividend yield.

The Company also issued warrants to purchase an aggregate of 24,000 shares of our Common Stock at an exercise price of $1.944 per share to the placement agent as part of the placement agent's compensation. The Company estimated the fair value upon issuance of these warrants to be $13.3 based on a risk-free rate of 1.62%, volatility of 69.50%, expected term of 5.0 years and 0% dividend yield. The warrants issued to the placement agent are exercisable at any time or from time to time, in whole or in part, beginning on July 30, 2016 and expire on July 30, 2020. The fair value of these warrants at August 31, 2015 was $13.2 based on a risk-free rate of 1.62%, volatility of 69.80%, expected term of 4.9 years and 0% dividend yield.

Warrants issued in connection with the August 26, 2015 registered public offering

On August 26, 2015, the Company issued warrants exercisable for 0.75 shares of Common Stock for each share purchased in the August 26, 2015 offering for an aggregate of 1,198,859 shares of Common Stock at an exercise price of $1.22 per share. The Company estimated the fair value upon issuance of these warrants to be $863.5 based on a risk-free rate of 1.49%, volatility of 69.80%, expected term of 5.5 years and 0% dividend yield. The warrants are exercisable at any time or from time to time, in whole or in part, beginning on February 26, 2016 and expire on February 26, 2021. The fair value of these warrants at August 31, 2015 was $844.2 based on a risk-free rate of 1.54%, volatility of 69.80%, expected term of 5.5 years and 0% dividend yield.

The Company also issued warrants to purchase an aggregate of 31,970 shares of our Common Stock at an exercise price of $1.83 per share to the placement agent as part of the placement agent's compensation. The Company estimated the fair value upon issuance of these warrant to be $18.7 based on a risk-free rate of 1.49%, volatility of 69.80%, expected term of 5.0 years and 0% dividend yield. The warrants issued to the placement agent are exercisable at any time or from time to time, in whole or in part, beginning on August 26, 2016 and expire on August 26, 2020. The fair value of these warrants at August 31, 2015 was $18.3 based on a risk-free rate of 1.54%, volatility of 69.80%, expected term of 5.0 years and 0% dividend yield.